Long-Term Debt Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
Long-term debt as of December 31, 2016 and 2015 is as follows:

(dollars in millions)	Interest Rate	Principal	Unamortized Discount, Premium, and Deferred Financing Costs	Total
Year Ended December 31, 2016
Senior secured asset-based revolving credit facility	—%	$—	$—	$—
CDW UK revolving credit facility	—%	—	—	—
Senior secured term loan facility	3.3%	1,483.0	(14.9)	1,468.1
CDW UK term loan	1.8%	69.1	(1.6)	67.5
Senior notes due August 15, 2022	6.0%	600.0	(5.6)	594.4
Senior notes due September 1, 2023	5.0%	525.0	(5.3)	519.7
Senior notes due December 1, 2024	5.5%	575.0	(6.0)	569.0
Other long-term obligations		15.7	—	15.7
Total long-term debt		3,267.8	(33.4)	3,234.4
Less current maturities of long-term debt		(18.5)	—	(18.5)
Long-term debt, excluding current maturities		$3,249.3	$(33.4)	$3,215.9

Year Ended December 31, 2015
Senior secured asset-based revolving credit facility	—%	$—	$—	$—
CDW UK revolving credit facility	—%	—	—	—
Senior secured term loan facility	3.3%	1,498.1	(6.7)	1,491.4
CDW UK term loan	2.0%	88.4	(0.6)	87.8
Senior notes due August 15, 2022	6.0%	600.0	(6.6)	593.4
Senior notes due September 1, 2023	5.0%	525.0	(6.2)	518.8
Senior notes due December 1, 2024	5.5%	575.0	(6.7)	568.3
Total long-term debt		3,286.5	(26.8)	3,259.7
Less current maturities of long-term debt		(27.2)	—	(27.2)
Long-term debt, excluding current maturities		$3,259.3	$(26.8)	$3,232.5

Schedule of Long-term Debt Maturities	A summary of Long term debt maturities is as follows:

(in millions)
Years ending December 31,
2017	18.4
2018	24.8
2019	25.1
2020	25.3
2021	65.4
Thereafter	3,108.8
$3,267.8

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The approximate fair values and related carrying values of the Company's long-term debt, including current maturities and excluding unamortized discount and unamortized deferred financing costs, were as follows:

	December 31,
(in millions)	2016	2015
Fair value	$3,334.8	$3,330.4
Carrying value	3,267.8	3,286.5